SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - Employees Directors And Non Employees [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Number of options
Options outstanding at beginning of year	8,655,721
Options granted	31,600
Options exercised	(32,470)
Options forfeited	(205,003)
Options expired	(101,648)
Options outstanding at end of year	8,348,200
Exercisable at end of year	6,111,177
Weighted average exercise price
Options outstanding at beginning of year	$ 4.31
Options granted	1.79
Options exercised	1.07
Options forfeited	4.66
Options expired	6.55
Options outstanding at end of year	4.28
Exercisable at end of year	$ 5.18
Weighted average remaining contractual life
Options outstanding	5 years 6 months 14 days	6 years 18 days
Exercisable at end of year	4 years 6 months 3 days
Aggregate intrinsic value
Options outstanding, beginning	$ 802
Options exercised	24
Options outstanding, Ending	1,263
Exercisable at end of period	$ 555